Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ 111,285	$ (1,129,396)	$ (874,831)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	809,490	839,583	$ 804,731
Amortization of prepaid expenses	138,848	$ 152,863
Amortization of discount of long-term loans	44,247
Bad debt expense, net	206,931	$ (150,879)	$ 227,427
Interest income from related party loans	(52,561)
Gain from loan restructuring	$ (293,452)
Loss from held for trading investment		$ 10,001
Loss from disposal of plant and equipment		3,345
Changes in operating assets and liabilities:
Accounts receivable	$ (1,636,110)	274,397	$ (1,203,087)
Inventories	(618,034)	(39,982)	(133,831)
Advances to suppliers	185,933	(23,531)	(216,274)
Other receivables	49,216	568,076	(612,881)
Other current assets	(31,330)	(304,416)	(500,639)
Prepaid expenses	(73,166)	(159,184)	(46,738)
Restricted assets	$ 446,355	$ (1,237,140)	(129,230)
Long-term prepaid expenses			(374,620)
Accounts payable and accrued payables	$ 287,416	$ 319,744	(95,375)
Advances from customers	14,480	(22,534)	(16,833)
Other payables	(575,576)	759,405	(21,068)
Total adjustments	(1,097,313)	989,748	(2,318,418)
Net cash used in operating activities	$ (986,028)	$ (139,648)	(3,193,249)
CASH FLOWS FROM INVESTING ACTIVITIES
Increase in held for sale investment			$ (32,488)
Prepayment for real estate purchase		$ (81,391)
Increase in construction in progress		(89,169)	$ (1,455,217)
Proceeds from disposal of construction in progress		1,953,379
Proceeds from disposal of plant and equipment		586
Purchase of plant and equipment	$ (102,182)	(97,674)	$ (873,035)
Net cash provided by (used in) investing activities	(102,182)	1,685,731	(2,360,740)
CASH FLOWS FROM FINANCING ACTIVITIES
Due from related party	555,338	(788,684)	$ 3,697,656
Due to related party	(603,491)	$ 741,831
Capital contribution	$ 1,540,429
Repayment of long-term loans			$ (6,946,127)
Repayment of short-term loans	$ (12,394,041)	$ (18,068,759)	(6,364,591)
Proceeds from short-term loans	11,612,189	16,636,281	15,410,710
Net cash provided by (used in) financing activities	710,424	(1,479,331)	5,797,648
EFFECT OF EXCHANGE RATE CHANGES ON CASH	318,131	6,756	16,042
NET INCREASE (DECREASE) IN CASH	(59,655)	73,508	259,701
CASH, BEGINNING OF YEAR	740,532	667,024	407,323
CASH, END OF YEAR	680,877	740,532	667,024
Cash paid during the period for:
Interest paid	$ 708,586	$ 1,043,053	$ 858,799
Income tax paid
NON-CASH TRANSACTIONS OF INVESTING AND FINANCING ACTIVITIES:
Issuance of common stock	$ 6,723,878
Buy-back of preferred stock	$ 6,723,878